Financial Assets Measured at Fair Value Through Other Comprehensive Income	12 Months Ended
Dec. 31, 2023
Financial Assets Measured at Fair Value Through Other Comprehensive Income [Abstract]
FINANCIAL ASSETS MEASURED AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME
4	FINANCIAL ASSETS MEASURED AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME

	December 31, 2022	December 31, 2023
	RM	RM	USD

At beginning of year	34,221,879	12,819,747	2,793,399
Addition	-	50,492,301	11,002,179
Disposal	-	(27,423,012)	(5,975,424)
Fair value adjustment	(21,402,132)	2,378,581	518,288
Currency realignment	-	101,212	22,055
At end of year	12,819,747	38,368,829	8,360,497

	December 31, 2022	December 31, 2023
	RM	RM	USD
Listed equity security
- Treasure Global Inc.	12,819,747	36	8

Unlisted equity securities
- Sagtec Global Limited	-	7,746,738	1,688,000
- YY Group Holding Limited	-	23,738,105	5,172,489
- GlobexUS Holdings Corp	-	6,883,950	1,500,000
	-	38,368,793	8,360,489
	12,819,747	38,368,829	8,360,497

Quoted shares

As of December 31, 2022, quoted investment in shares measured at FVTOCI related to an equity interest of 14.55% in Treasure Global Inc (“TGL”), an entity that is listed on the Nasdaq Stock Market. In January 2023, the Company has disposed all of its 14.55% shareholdings in TGL shares.

Unquoted shares

In May 2023, the Company acquired 500 ordinary shares from Globexus Holding Corp via a share-swap arrangement, valued at USD 1,500,000.

In October 2023, the Company received a total of 800,000 ordinary shares from Sagtec Global Limited as part of the consideration for the Company’s business consultancy services rendered valued at USD 1,600,000.

In December 2023, the Company acquired approximately 4.9% or 1,631,700 ordinary shares in YY Group Holding Limited, an entity incorporated in British Virgin Islands, valued at USD 4,895,100.

During the financial year ended December 31, 2023 the Company disposed certain unquoted investment to a third party, and as at the end of the reporting period, the outstanding balance due from the third party is included in other receivables (Note 11).

During the financial year December 31, 2023, the fair value of certain unquoted investments was determined by the Group using a third-party independent valuation firm not connected to the Group using the income approach - discounted cash flow and market approach – price earnings approach. The Group takes full responsibility for the determination of the value of the unquoted investment.

The significant unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy, together with a quantitative sensitivity analysis as of December 31, 2023 are shown below:

Revenue growth rate	A decrease in revenue growth rate would result in a decrease in fair value.
Weighted Average Cost of Capital (“WACC”)	An increase in WACC would result in a decrease in fair value.
Price Earnings (“P/E”) Multiples	A decrease in P/E would result in decrease in the fair value.
Discount for lack of marketability (“DLOM”)	An increase in DLOM would result in a decrease in fair value.